Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Management [Abstract]
Capital adequacy assessment

ING Group capital position according to CRR II / CRD V
in EUR million	2023	2022
Shareholders’ equity [1]	51,240	49,909
Interim profits not included in CET1 capital [2]	-2,504	-1,411
- Other adjustments	-1,880	-537
Regulatory adjustments	-4,384	-1,948
Available common equity Tier 1 capital	46,856	47,961

Additional Tier 1 securities [3]	6,983	6,295
Regulatory adjustments additional Tier [1]	59	60
Available Tier 1 capital	53,898	54,316

Supplementary capital Tier 2 bonds [4]	9,115	10,046
Regulatory adjustments Tier 2	40	-32
Available Total capital	63,052	64,330

Risk weighted assets	319,169	331,520

Common equity Tier 1 ratio	14.68%	14.47%
Tier 1 ratio	16.89%	16.38%
Total capital ratio	19.76%	19.40%
1Shareholders' equity is determined in accordance with IFRS-EU.
2All T2 securities are CRR/CRD V-compliant for 2023.

Main credit ratings

Main credit ratings of ING at 31 December 2023
	S&P	Moody’s	Fitch
ING Groep N.V.
Issuer rating
Long-term	A-	n/a	A+
Short-term	A-2	n/a	F1
Outlook	Stable	Stable 1)	Stable
Senior unsecured rating	A-	Baa1	A+
1 Outlook refers to the senior unsecured rating.